SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share issued on conversion of promissory notes	125,000	175,000	50,000	8,036,500
Series A Preferred Stock				8,000,000
Convertible promissory note [Member]
Share issued on conversion of promissory notes	125,000	175,000	50,000	36,500